FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 8) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Derivative financial instruments	$ 5,981	$ 458
Financial liabilities
Derivative financial instruments	(704)	0
Level 1
Financial assets
Derivative financial instruments	0	0
Financial liabilities
Derivative financial instruments	0
Level 2
Financial assets
Derivative financial instruments	5,981	458
Financial liabilities
Derivative financial instruments	(704)
Level 3
Financial assets
Derivative financial instruments	0	$ 0
Financial liabilities
Derivative financial instruments	$ 0